Summary of Significant Accounting Policies (FY) (Details) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($) Segment	Jun. 30, 2019 USD ($)	Sep. 30, 2019 USD ($) Segment shares	Sep. 30, 2018 USD ($) Segment shares	Sep. 30, 2017 USD ($) shares
Deferred Offering Costs [Abstract]
Deferred offering costs	$ 0		$ 0		$ 2,600
Lease Commitments [Abstract]
Rent expense	$ 3,200	$ 2,600	$ 9,300	$ 7,200
Segment Reporting [Abstract]
Number of operating segments | Segment			1
OneWater LLC [Member]
Cash [Abstract]
Cash deposit					250	$ 250
Deferred Offering Costs [Abstract]
Deferred offering costs					2,600	0
Property and Equipment [Abstract]
Impaired long-lived assets					0	0	$ 0
Lease Commitments [Abstract]
Rent expense					10,100	8,000	6,000
Goodwill and Other Identifiable Intangible Assets [Abstract]
Impairment of goodwill					0	0	0
Impairment of Identifiable Intangible assets					0	0	0
Advertising Costs [Abstract]
Advertising cost					7,000	4,800	3,700
Net of related co-op assistance					$ 900	$ 800	$ 300
Per Share Data [Abstract]
Common units outstanding (in shares) | shares					76,121	75,333	75,000
Weighted average common unit equivalents outstanding (in shares) | shares					27,175	28,371	25,379
Diluted common unit equivalents (in shares) | shares					103,296	103,704	100,379
Segment Reporting [Abstract]
Number of operating segments | Segment					1	1
OneWater LLC [Member] | Company Vehicles [Member]
Property and Equipment [Abstract]
Estimated useful lives of assets					5 years
OneWater LLC [Member] | Buildings and Improvements [Member] | Minimum [Member]
Property and Equipment [Abstract]
Estimated useful lives of assets					10 years
OneWater LLC [Member] | Buildings and Improvements [Member] | Maximum [Member]
Property and Equipment [Abstract]
Estimated useful lives of assets					39 years
OneWater LLC [Member] | Leasehold Improvements [Member]
Property and Equipment [Abstract]
Estimated useful lives of assets					15 years
OneWater LLC [Member] | Machinery and Equipment [Member] | Minimum [Member]
Property and Equipment [Abstract]
Estimated useful lives of assets					5 years
OneWater LLC [Member] | Machinery and Equipment [Member] | Maximum [Member]
Property and Equipment [Abstract]
Estimated useful lives of assets					7 years
OneWater LLC [Member] | Office Equipment [Member] | Minimum [Member]
Property and Equipment [Abstract]
Estimated useful lives of assets					5 years
OneWater LLC [Member] | Office Equipment [Member] | Maximum [Member]
Property and Equipment [Abstract]
Estimated useful lives of assets					7 years